FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Financial Risk Management
FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL RISK MANAGEMENT

3.1.	Financial risk factors

The Company is exposed to different financial risks: (a) market risk, (b) credit risk, and (c) liquidity risk. The program overall risk management of the Company aims to minimize the adverse effects of financial risks affecting the company.

(a)	Market risk

Due to the nature of its operations, the Company is exposed to market factors such as: (i) fuel-price risk, (ii) exchange -rate risk, and (iii) interest -rate risk.

The Company has developed policies and procedures for managing market risk, which aim to identify, quantify, monitor and mitigate the adverse effects of changes in market factors mentioned above.

For this, the Administration monitors the evolution of price levels, exchange rates and interest rates, and quantifies their risk exposures (Value at Risk), and develops and implements hedging strategies.

(i)	Fuel-price risk:

Exposition:

For the execution of its operations the Company purchases a fuel called Jet Fuel grade 54 USGC, which is subject to the fluctuations of international fuel prices.

Mitigation:

To cover the risk exposure fuel, the Company operates with derivative instruments (swaps and options) whose underlying assets may be different from Jet Fuel, being possible use West Texas Intermediate (“WTI”) crude, Brent (“BRENT”) crude and distillate Heating Oil (“HO”), which have a high correlation with Jet Fuel and greater liquidity.

Fuel Hedging Results:

During the period ended December 31, 2017, the Company recognized gains of US $ 15.1 million for fuel net premium coverage. During the same period of 2016, the Company recognized losses of US $ 48.0 million for the same concept.

As of December 31, 2017, the market value of fuel positions amounted to US $ 10.7 million (positive). At the end of December 2016, this market value was US $ 8.1 million (positive).

The following tables show the level of hedge for different periods:

Positions as of December 31, 2017 (*)	Maturities
	Q118	Q218	Q318	Total

Percentage of coverage over the expected volume of consumption	19%	12%	5%	12%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Positions as of December 31, 2016 (*)	Maturities
	Q117	Q217	Total

Percentage of coverage over the expected volume of consumption	21%	16%	18%

(*) The volume shown in the table considers all the hedging instruments (swaps and options).

Sensitivity analysis

A drop in fuel price positively affects the Company through a reduction in costs. However, also negatively affects contracted positions as these are acquired to protect the Company against the risk of a rise in price. The policy therefore is to maintain a hedge-free percentage in order to be competitive in the event of a drop in price.

The current hedge positions they are booked as cash flow hedge contracts, so a variation in the fuel price has an impact on the Company’s net equity.

The following table shows the sensitivity analysis of the financial instruments according to reasonable changes in the fuel price and their effect on equity. The term of the projection was defined until the end of the last current fuel hedge contract, being the last business day of the third quarter of 2018.

The calculations were made considering a parallel movement of US$ 5 per barrel in the curve of the BRENT and JET crude futures benchmark price at the end of December 2017 and the end of December, 2016.

	Positions as of December 31, 2017	Positions as of December 31, 2016
Benchmark price	effect on equity	effect on equity
(US$ per barrel)	(millions of US$)	(millions of US$)

+5	+1.8	+3.12
-5	- 3.3	-4.78

Given the structure of fuel coverage during 2017, considers a hedge-free portion, a vertical drop of 5 dollars in the JET reference price (considered as the monthly average), would have meant an approximate impact US $ 109.7 million of lower fuel costs. For the same period, a vertical rise of $ 5 in the JET reference price (considered as the monthly average) would have meant an impact of approximately US $ 110.5 million of higher fuel costs.

(ii)	Foreign exchange rate risk:

Exposition:

The functional and presentation currency of the Financial Statements of the Parent Company is the US dollar, so that the risk of the Transactional and Conversion exchange rate arises mainly from the Company's business, strategic and accounting operating activities that are expressed in a monetary unit other than the functional currency.

The subsidiaries of LATAM are also exposed to foreign exchange risk whose impact affects the Company's Consolidated Income.

The largest operational exposure to LATAM's exchange risk comes from the concentration of businesses in Brazil, which are mostly denominated in Brazilian Real (BRL), and are actively managed by the company.

At a lower concentration, the Company is also exposed to the fluctuation of other currencies, such as: euro, pound sterling, Australian dollar, Colombian peso, Chilean peso, Argentine peso, Paraguayan guarani, Mexican peso, Peruvian nuevo sol and New Zealand dollar.

Mitigation:

The Company mitigates currency risk exposures by contracting derivative instruments or through natural hedges or execution of internal operations.

FX Hedging Results:

In order to reduce the exposure to the exchange rate risk in the operational cash flows of 2017, and to ensure the operating margin, LATAM makes hedges using FX derivatives.

As of December 31, 2017, the market value of FX derivative positions amounted to US $ 4.4 million (positive). At the end of December 2016, this market value was US $ 1.1 million (negative).

During the period ended December 31, 2017, the Company recognized losses of US $ 9.7 million for FX net premium coverage. During the same period of 2016, the company recognized losses of US $ 40.3 million for this concept.

As of December 31, 2017, the Company has contracted FX derivatives for US $ 180 million for BRL. By the end of December 2016, the company had contracted FX derivatives for US $ 60 million for BRL, and US $ 10 million for GBP.

Sensitivity analysis:

A depreciation of the R $ / US $ exchange rate, negatively affects the Company's operating cash flows, however, also positively affects the value of the positions of derivatives contracted.

FX derivatives are recorded as cash flow hedge contracts; therefore, a variation in the exchange rate has an impact on the market value of the derivatives, the changes of which affect the Company's net equity.

The following table shows the awareness of FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity. The projection term was defined until the end of the last contract of coverage in force, being the last business day of the second quarter of the year 2018:

Appreciation (depreciation)	Effect at December 31, 2017	Effect at December 31, 2016
of R$ (*)	Millions of US$	Millions of US$

-10%	-10.7	-1.02
+10%	+9.7	+3.44

(*)Both currencies (BRL and GBP) only apply period to the closing of 2016.

During 2017, the Company contracted derivative currency swaps to hedge debt issued the same year for a notional UF 8.7 million. As of December 31, 2017, the market value of derivative positions of currency swaps amounted to US$ 30.6 million (positive).

As of December 31, 2017, the Company has recorded an amount for ineffectiveness in the consolidated statement of income for this type of hedges for US $ 6.2 million (positive).

In the case of TAM S.A, whose functional currency is the Brazilian real, a large part of its liabilities are expressed in US dollars. Therefore, when converting financial assets and liabilities, from dollars to reais, they have an impact on the result of TAM S.A., which is consolidated in the Company's Income Statement.

With the objective of reducing the impact on the Company's results caused by appreciations or depreciations of R$/US $, the Company has executed internal operations to reduce the net exposure in US$ for TAM S.A.

The following table shows the variation of financial performance to appreciate or depreciate 10% exchange rate R$/US$:

Appreciation (depreciation)*	Effect at December 31, 2017	Effect at December 31, 2016
of R$/US$	Millons of US$	Millons of US$

-10%	+80.5	+119.2
+10%	-80.5	-119.2

(*) Appreciation (depreciation) of US$ regard to the covered currencies.

Effects of exchange rate derivatives in the Financial Statements

The profit or losses caused by changes in the fair value of hedging instruments are segregated between intrinsic value and temporary value. The intrinsic value is the actual percentage of cash flow covered, initially shown in equity and later transferred to income, while the hedge transaction is recorded in income. The temporary value corresponds to the ineffective portion of cash flow hedge which is recognized in the financial results of the Company (Note 19).

Due to the functional currency of TAM S.A. and Subsidiaries is the Brazilian real, the Company presents the effects of the exchange rate fluctuations in Other comprehensive income by converting the Statement of financial position and Income statement of TAM S.A. and Subsidiaries from their functional currency to the U.S. dollar, which is the presentation currency of the consolidated financial statement of LATAM Airlines Group S.A. and Subsidiaries. The Goodwill generated in the Business combination is recognized as an asset of TAM S.A. and Subsidiaries in Brazilian real whose conversion to U.S. dollar also produces effects in other comprehensive income.

The following table shows the change in Other comprehensive income recognized in Total equity in the case of appreciate or depreciate 10% the exchange rate R$/US$:

Appreciation (depreciation)	Effect at December 31, 2017	Effect at December 31, 2016
of R$/US$	Millions of US$	Millions of US$

-10%	+386.62	+351.04
+10%	-316.33	-287.22

(iii)	Interest -rate risk:

Exposition:

The Company is exposed to fluctuations in interest rates affecting the markets future cash flows of the assets, and current and future financial liabilities.

The Company is exposed in one portion to the variations of London Inter-Bank Offer Rate (“LIBOR”) and other interest rates of less relevance are Brazilian Interbank Deposit Certificate ("ILC").

Mitigation:

In order to reduce the risk of an eventual rise in interest rates, the Company has signed interest-rate swap and call option contracts. Currently a 63% (63% at December 31, 2016) of the debt is fixed to fluctuations in interest rate.

Rate Hedging Results:

At December 31, 2017, the market value of the positions of interest rate derivatives amounted to US$ 6.6 million (negative). At end of December 2016 this market value was US$ 17.2 million (negative).

Sensitivity analysis:

The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease)	Positions as of December 31, 2017	Positions as of December 31, 2016
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(millions of US$)	(millions of US$)

+100 basis points	-29.26	-32.16
-100 basis points	+29.26	+32.16

Much of the current rate derivatives are registered for as hedges of cash flow, therefore, a variation in the exchange rate has an impact on the market value of derivatives, whose changes impact on the Company’s net equity.

The calculations were made increasing (decreasing) vertically 100 basis points of the three-month Libor futures curve, being both reasonably possible scenarios according to historical market conditions.

Increase (decrease)	Positions as of December 31, 2017	Positions as of December 31, 2016
futures curve	effect on equity	effect on equity
in libor 3 months	(millions of US$)	(millions of US$)

+100 basis points	+1.9	+3.93
-100 basis points	-1.9	-4.03

The assumptions of sensitivity calculation must assume that forward curves of interest rates do not necessarily reflect the real value of the compensation flows. Moreover, the structure of interest rates is dynamic over time.

During the periods presented, the Company has no registered amounts by ineffectiveness in consolidated statement of income for this kind of hedging.

(b)	Credit risk

Credit risk occurs when the counterparty to a financial agreement or instrument fails to discharge an obligation due or financial instrument, leading to a loss in market value of a financial instrument (only financial assets, not liabilities).

The Company is exposed to credit risk due to its operative and financial activities, including deposits with banks and financial institutions, investments in other kinds of instruments, exchange-rate transactions and the contracting of derivative instruments or options.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities in Brazil with travel agents).

As a way to mitigate credit risk related to financial activities, the Company requires that the counterparty to the financial activities remain at least investment grade by major Risk Assessment Agencies. Additionally the Company has established maximum limits for investments which are monitored regularly.

(i)	Financial activities

Cash surpluses that remain after the financing of assets necessary for the operation are invested according to credit limits approved by the Company’s Board, mainly in time deposits with different financial institutions, private investment funds, short-term mutual funds, and easily-liquidated corporate and sovereign bonds with short remaining maturities. These investments are booked as Cash and cash equivalents and other current financial assets.

In order to reduce counterparty risk and to ensure that the risk assumed is known and managed by the Company, investments are diversified among different banking institutions (both local and international). The Company evaluates the credit standing of each counterparty and the levels of investment, based on (i) their credit rating, (ii) the equity size of the counterparty, and (iii) investment limits according to the Company’s level of liquidity. According to these three parameters, the Company chooses the most restrictive parameter of the previous three and based on this, establishes limits for operations with each counterparty.

The Company has no guarantees to mitigate this exposure.

(ii)	Operational activities

The Company has four large sales “clusters”: travel agencies, cargo agents, airlines and credit-card administrators. The first three are governed by International Air Transport Association, international (“IATA”) organization comprising most of the airlines that represent over 90% of scheduled commercial traffic and one of its main objectives is to regulate the financial transactions between airlines and travel agents and cargo. When an agency or airline does not pay their debt, they are excluded from operating with IATA’s member airlines. In the case of credit-card administrators, they are fully guaranteed by 100% by the issuing institutions.

The exposure consists of the term granted, which fluctuates between 1 and 45 days.

One of the tools the Company uses for reducing credit risk is to participate in global entities related to the industry, such as IATA, Business Sales Processing (“BSP”), Cargo Account Settlement Systems (“CASS”), IATA Clearing House (“ICH”) and banks (credit cards). These institutions fulfill the role of collectors and distributors between airlines and travel and cargo agencies. In the case of the Clearing House, it acts as an offsetting entity between airlines for the services provided between them. A reduction in term and implementation of guarantees has been achieved through these entities. Currently the sales invoicing of TAM Linhas Aéreas S.A. related with travel agents and cargo agents for domestic transportation in Brazil is done directly by TAM Linhas Aéreas S.A.

Credit quality of financial assets

The external credit evaluation system used by the Company is provided by IATA. Internal systems are also used for particular evaluations or specific markets based on trade reports available on the local market. The internal classification system is complementary to the external one, i.e. for agencies or airlines not members of IATA, the internal demands are greater.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities of TAM Linhas Aéreas S.A. with travel agents).The bad-debt rate in the principal countries where the Company has a presence is insignificant.

(c)	Liquidity risk

Liquidity risk represents the risk that the Company has no sufficient funds to meet its obligations.

Because of the cyclical nature of the business, the operation, and its investment and financing needs related to the acquisition of new aircraft and renewal of its fleet, plus the financing needs, the Company requires liquid funds, defined as cash and cash equivalents plus other short term financial assets, to meet its payment obligations.

The liquid funds, the future cash generation and the capacity to obtain additional funding, through bond issuance and banking loans, will allow the Company to obtain sufficient alternatives to face its investment and financing future commitments.

At December 31, 2017 is US$ 1,614 million (US$ 1,486 million at December 31, 2016), invested in short term instruments through financial high credit rating levels entities.

In addition to the liquid funds, the Company has access to short term credit line. As of December 31, 2017, LATAM has working capital credit lines with multiple banks and additionally has a US$ 450 million undrawn committed credit line (US$ 325 million at December 31, 2016) subject to borrowing base availability.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
97.032.000-8	BBVA	Chile	US$	75,863	-	-	-	-	75,863	75,000	At Expiration	2.30	2.30
97.032.000-8	BBVA	Chile	UF	-	57,363	-	-	-	57,363	55,801	At Expiration	3.57	2.77
97.036.000-K	SANTANDER	Chile	US$	30,131	-	-	-	-	30,131	30,000	At Expiration	2.49	2.49
97.030.000-7	ESTADO	Chile	US$	40,257	-	-	-	-	40,257	40,000	At Expiration	2.57	2.57
97.003.000-K	BANCO DO BRASIL	Chile	US$	100,935	-	-	-	-	100,935	100,000	At Expiration	2.40	2.40
97.951.000-4	HSBC	Chile	US$	12,061	-	-	-	-	12,061	12,000	At Expiration	2.03	2.03
Bank loans
97.023.000-9	CORPBANCA	Chile	UF	22,082	22,782	43,430	-	-	88,294	84,664	Quarterly	3.68	3.68
0-E	BLADEX	U.S.A.	US$	-	16,465	15,628	-	-	32,093	30,000	Semiannual	5.51	5.51
97.036.000-K	SANTANDER	Chile	US$	2,040	3,368	202,284	-	-	207,692	202,284	Quarterly	4.41	4.41
Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	US$	-	84,375	650,625	96,250	772,188	1,603,438	1,200,000	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	20,860	41,720	226,379	245,067	534,026	379,274	At Expiration	5.50	5.50
Guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	8,368	25,415	56,305	12,751	-	102,839	98,091	Quarterly	2.66	2.22
0-E	BNP PARIBAS	U.S.A.	US$	14,498	59,863	148,469	145,315	313,452	681,597	575,221	Quarterly	3.41	3.40
0-E	WELLS FARGO	U.S.A.	US$	30,764	92,309	246,285	246,479	245,564	861,401	808,987	Quarterly	2.46	1.75
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	32,026	95,042	253,469	244,836	676,474	1,301,847	1,034,853	Quarterly	4.48	4.48
0-E	CITIBANK	U.S.A.	US$	14,166	42,815	114,612	112,435	102,045	386,073	351,217	Quarterly	3.31	2.47
0-E	BTMU	U.S.A.	US$	3,292	9,997	26,677	26,704	14,133	80,803	74,734	Quarterly	2.87	2.27
0-E	APPLE BANK	U.S.A.	US$	1,611	4,928	13,163	13,196	7,369	40,267	37,223	Quarterly	2.78	2.18
0-E	US BANK	U.S.A.	US$	18,485	55,354	146,709	145,364	158,236	524,148	472,833	Quarterly	4.00	2.82
0-E	DEUTSCHE BANK	U.S.A.	US$	4,043	12,340	32,775	32,613	32,440	114,211	96,906	Quarterly	4.39	4.39
0-E	NATIXIS	France	US$	18,192	54,952	129,026	105,990	166,011	474,171	413,011	Quarterly	3.42	3.40
0-E	PK AirFinance	U.S.A.	US$	2,375	7,308	20,812	18,104	-	48,599	46,500	Monthly	3.18	3.18
0-E	KFW IPEX-BANK	Germany	US$	2,570	7,111	16,709	1,669	-	28,059	26,888	Quarterly	3.31	3.31
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,033	6,107	15,931	-	-	24,071	22,925	Monthly	3.19	3.19
0-E	INVESTEC	England	US$	1,930	11,092	26,103	26,045	11,055	76,225	63,378	Semiannual	6.04	6.04
Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	1,757	5,843	246,926	-	-	254,526	241,287	At Expiration	3.38	3.38
Financial leases
0-E	ING	U.S.A.	US$	5,890	12,076	28,234	-	-	46,200	42,957	Quarterly	5.67	5.00
0-E	CITIBANK	U.S.A.	US$	12,699	38,248	91,821	51,222	2,880	196,870	184,274	Quarterly	3.78	3.17
0-E	PEFCO	U.S.A.	US$	13,354	34,430	23,211	-	-	70,995	67,783	Quarterly	5.46	4.85
0-E	BNP PARIBAS	U.S.A.	US$	13,955	35,567	50,433	2,312	-	102,267	98,105	Quarterly	3.66	3.25
0-E	WELLS FARGO	U.S.A.	US$	12,117	38,076	98,424	66,849	21,253	236,719	221,113	Quarterly	3.17	2.67
97.036.000-K	SANTANDER	Chile	US$	6,049	18,344	48,829	47,785	3,156	124,163	117,023	Quarterly	2.51	1.96
0-E	RRPF ENGINE	England	US$	370	3,325	8,798	8,692	9,499	30,684	25,983	Monthly	4.01	4.01
Other loans
0-E	CITIBANK (*)	U.S.A.	US$	25,783	77,810	206,749	-	-	310,342	285,891	Quarterly	6.00	6.00
Derivatives of coverage
-	Others	-	US$	5,656	6,719	6,228	-	-	18,603	17,407	-	0.00	0.00
	Total			535,352	960,284	3,010,385	1,630,990	2,780,822	8,917,833	7,633,613

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Holland	US$	176	497	1,332	722	-	2,727	2,382	Monthly	6.01	6.01
Financial leases
0-E	NATIXIS	France	US$	4,248	7,903	23,141	71,323	-	106,615	99,036	Quarterly / Semiannual	5.59	5.59
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	837	2,411	6,509	3,277	-	13,034	12,047	Quarterly	3.69	3.69
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,735	32,230	204,836	-	-	248,801	244,513	Quarterly	4.87	4.81
0-E	BANCO IBM S.A	Brazil	BRL	34	-	-	-	-	34	21	Monthly	6.89	6.89
0-E	SOCIÉTÉ GÉNÉRALE	France	BRL	161	12	-	-	-	173	109	Monthly	6.89	6.89
	Total			17,191	43,053	235,818	75,322	-	371,384	358,108

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Trade and other accounts payables

-	OTHERS	OTHERS	ThUS$	566,838	-	-	-	-	566,838	566,838	-	-	-
			CLP	165,299	-	-	-	-	165,299	165,299	-	-	-
			BRL	315,605	-	-	-	-	315,605	315,605	-	-	-
			Other currencies	290,244	11,215	-	-	-	301,459	301,459	-	-	-
Accounts payable to related parties currents
78.997.060-2	Viajes Falabella Ltda.	Chile	CLP	534	-	-	-	-	534	534	-	-	-
0-E	Inversora Aeronáutica Argentina	Argentina	ThUS$	4	-	-	-	-	4	4	-	-	-
0-E	Consultoría Administrativa Profesional S.A. de C.V.	Mexico	MXN	210	-	-	-	-	210	210	-	-	-
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	12	-	-	-	-	12	12	-	-	-
	Total			1,338,746	11,215	-	-	-	1,349,961	1,349,961

	Total consolidated			1,891,289	1,014,552	3,246,203	1,706,312	2,780,822	10,639,178	9,341,682

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2016

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	ThUS$	75,212	-	-	-	-	75,212	75,000	At Expiration	1.85	1.85
97.032.000-8	BBVA	Chile	ThUS$	-	52,675	-	-	-	52,675	50,381	At Expiration	5.23	4.43
97.036.000-K	SANTANDER	Chile	ThUS$	30,193	-	-	-	-	30,193	30,000	At Expiration	2.39	2.39
97.030.000-7	ESTADO	Chile	ThUS$	40,191	-	-	-	-	40,191	40,000	At Expiration	1.91	1.91
97.003.000-K	BANCO DO BRASIL	Chile	ThUS$	72,151	-	-	-	-	72,151	70,000	At Expiration	3.08	3.08
97.951.000-4	HSBC	Chile	ThUS$	12,054	-	-	-	-	12,054	12,000	At Expiration	1.79	1.79

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	20,808	61,112	63,188	16,529	-	161,637	153,355	Quarterly	4.06	4.06
0-E	BLADEX	U.S.A.	ThUS$	-	14,579	31,949	-	-	46,528	42,500	Semiannual	5.14	5.14
0-E	DVB BANK SE	U.S.A.	ThUS$	145	199	28,911	-	-	29,255	28,911	Quarterly	1.86	1.86
97.036.000-K	SANTANDER	Chile	ThUS$	1,497	4,308	160,556	-	-	166,361	158,194	Quarterly	3.55	3.55

Obligations with the public

0-E	BANK OF NEW YORK	U.S.A.	ThUS$	-	36,250	72,500	518,125	-	626,875	500,000	At Expiration	7.77	7.25

Guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	11,728	30,916	65,008	33,062	3,760	144,474	138,417	Quarterly	2.21	1.81
0-E	BNP PARIBAS	U.S.A.	ThUS$	13,805	56,324	142,178	141,965	376,894	731,166	628,118	Quarterly	2.97	2.96
0-E	WELLS FARGO	U.S.A.	ThUS$	35,896	107,830	287,878	288,338	411,076	1,131,018	1,056,345	Quarterly	2.37	1.68
0-E	WILMINGTON TRUST COMPANY	U.S.A.	ThUS$	25,833	79,043	206,952	200,674	733,080	1,245,582	967,336	Quarterly	4.25	4.25
0-E	CITIBANK	U.S.A.	ThUS$	20,224	61,020	164,077	166,165	184,053	595,539	548,168	Quarterly	2.72	1.96
97.036.000-K	SANTANDER	Chile	ThUS$	5,857	17,697	47,519	48,024	26,448	145,545	138,574	Quarterly	1.98	1.44
0-E	BTMU	U.S.A.	ThUS$	3,163	9,568	25,752	26,117	27,270	91,870	85,990	Quarterly	2.31	1.72
0-E	APPLE BANK	U.S.A.	ThUS$	1,551	4,712	12,693	12,891	13,857	45,704	42,754	Quarterly	2.29	1.69
0-E	US BANK	U.S.A.	ThUS$	18,563	55,592	147,357	146,045	230,747	598,304	532,608	Quarterly	3.99	2.81
0-E	DEUTSCHE BANK	U.S.A.	ThUS$	6,147	18,599	31,640	31,833	48,197	136,416	117,263	Quarterly	3.86	3.86
0-E	NATIXIS	France	ThUS$	14,779	44,826	116,809	96,087	206,036	478,537	422,851	Quarterly	2.60	2.57
0-E	PK AirFinance	U.S.A.	ThUS$	2,265	6,980	19,836	25,610	3,153	57,844	54,787	Monthly	2.40	2.40
0-E	KFW IPEX-BANK	Germany	ThUS$	2,503	7,587	18,772	9,178	-	38,040	36,191	Quarterly	2.55	2.55
0-E	AIRBUS FINANCIAL	U.S.A.	ThUS$	1,982	5,972	16,056	7,766	-	31,776	30,199	Monthly	2.49	2.49
0-E	INVESTEC	England	ThUS$	1,880	10,703	25,369	25,569	23,880	87,401	72,202	Semiannual	5.67	5.67
Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	1,501	4,892	268,922	-	-	275,315	256,860	At Expiration	2.85	2.85
Financial leases

0-E	ING	U.S.A.	ThUS$	5,889	17,671	34,067	12,134	-	69,761	63,698	Quarterly	5.62	4.96
0-E	CREDIT AGRICOLE	France	ThUS$	1,788	5,457	-	-	-	7,245	7,157	Quarterly	1.85	1.85
0-E	CITIBANK	U.S.A.	ThUS$	6,083	18,250	48,667	14,262	-	87,262	78,249	Quarterly	6.40	5.67
0-E	PEFCO	U.S.A.	ThUS$	17,558	50,593	67,095	3,899	-	139,145	130,811	Quarterly	5.39	4.79
0-E	BNP PARIBAS	U.S.A.	ThUS$	13,744	41,508	79,165	22,474	-	156,891	149,119	Quarterly	3.69	3.26
0-E	WELLS FARGO	U.S.A.	ThUS$	5,591	16,751	44,615	44,514	1,880	113,351	103,326	Quarterly	3.98	3.54
0-E	DVB BANK SE	U.S.A.	ThUS$	4,773	9,541	-	-	-	14,314	14,127	Quarterly	2.57	2.57
0-E	RRPF ENGINE	England	ThUS$	-	-	8,248	8,248	12,716	29,212	25,274	Monthly	2.35	2.35

Other loans

0-E	BOEING	U.S.A.	ThUS$	163	320	26,214	-	-	26,697	26,214	At Expiration	2.35	2.35
0-E	CITIBANK (*)	U.S.A.	ThUS$	25,802	77,795	207,001	103,341	-	413,939	370,389	Quarterly	6.00	6.00

Hedging derivatives
-	OTROS	-	ThUS$	7,364	15,479	7,846	-	-	30,689	-	-	0.00	0.00
-	Total			508,683	944,749	2,476,840	2,002,850	2,303,047	8,236,169	7,257,368

(*) Securitized bond with the future flows from the sales with credit card in United States and Canada.

Clases de pasivo para el análisis del riesgo de liquidez agrupado por vencimiento al 31 de diciembre de 2016

Nombre empresa deudora: TAM S.A. y Filiales, Rut 02.012.862/0001-60, Brasil.

					Más de	Más de	Más de
		País de	Descripción	Hasta	90 días	uno a	tres a	Más de		Total
Rut empresa		empresa	de la	90	a un	tres	cinco	cinco	Total	Valor	Tipo de	Tasa	Tasa
acreedora	Nombre empresa acreedora	acreedora	moneda	días	año	años	años	años	Valor	nominal	amortización	efectiva	nominal
				MUS$	MUS$	MUS$	MUS$	MUS$	MUS$	MUS$		%	%

Préstamos bancarios

0-E	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	Holanda	US$	179	493	1,315	1,314	54	3,355	2,882	Mensual	6.01	6.01
0-E	CITIBANK	E.E.U.U.	US$	1,528	203,150	-	-	-	204,678	200,000	Al Vencimiento	3.39	3.14

Obligaciones con el Público

0-E	THE BANK OF NEW YORK	E.E.U.U.	US$	-	352,938	83,750	562,813	-	999,501	800,000	Al Vencimiento	8.17	8.00

Arrendamiento Financiero

0-E	AFS INVESTMENT IX LLC	E.E.U.U.	US$	2,733	7,698	20,522	8,548	-	39,501	35,448	Mensual	1.25	1.25
0-E	DVB BANK SE	E.E.U.U.	US$	120	165	-	-	-	285	282	Mensual	2.50	2.50
0-E	GENERAL ELECTRIC CAPITAL CORPORATION	E.E.U.U.	US$	3,852	5,098	-	-	-	8,950	8,846	Mensual	2.30	2.30
0-E	KFW IPEX-BANK	Alemania	US$	592	1,552	-	-	-	2,144	2,123	Mensual/Trimestral	2.80	2.80
0-E	NATIXIS	Francia	US$	4,290	7,837	22,834	40,968	41,834	117,763	107,443	Trimestral/Semestral	4.90	4.90
0-E	WACAPOU LEASING S.A.	Luxemburgo	US$	833	2,385	6,457	6,542	-	16,217	14,754	Trimestral	3.00	3.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italia	US$	11,875	32,116	85,995	171,553	-	301,539	279,335	Trimestral	4.18	4.11
0-E	BANCO IBM S.A	Brasil	BRL	380	1,161	35	-	-	1,576	1,031	Mensual	13.63	13.63
0-E	HP FINANCIAL SERVICE	Brasil	BRL	225	-	-	-	-	225	222	Mensual	10.02	10.02
0-E	SOCIÉTÉ GÉNÉRALE	Francia	BRL	146	465	176	-	-	787	519	Mensual	13.63	13.63
	Total			26,753	615,058	221,084	791,738	41,888	1,696,521	1,452,885

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2016

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Trade and other accounts payables

-	OTHERS	OTHERS	ThUS$	549,897	21,215	-	-	-	571,112	571,112	-	-	-
			CLP	48,842	(30)	-	-	-	48,812	48,812	-	-	-
			BRL	346,037	27	-	-	-	346,064	346,064	-	-	-
			Others currencies	140,471	11,467	-	-	-	151,938	151,938	-	-	-

Accounts payable to related parties currents
0-E	Consultoría Administrativa Profesional S.A. de C.V.	Mexico	MXN	170	-	-	-	-	170	170	-	-	-
78.997.060-2	Viajes Falabella Ltda.	Chile	CLP	46	-	-	-	-	46	46	-	-	-
0-E	TAM Aviação Executiva e Taxi Aéreo S.A.	Brazil	BRL	28	-	-	-	-	28	28	-	-	-
65.216.000-K	Comunidad Mujer	Chile	CLP	13	-	-	-	-	13	13
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	6	-	-	-	-	6	6
79.773.440-3	Transportes San Felipe S.A.	Chile	CLP	4	-	-	-	-	4	4	-	-	-
0-E	Inversora Aeronáutica Argentina	Argentina	ThUS$	2	-	-	-	-	2	2	-	-	-
	Total			1,085,516	32,679	-	-	-	1,118,195	1,118,195

	Total consolidated			1,620,952	1,592,486	2,697,924	2,794,588	2,344,935	11,050,885	9,828,448

The Company has fuel, interest rate and exchange rate hedging strategies involving derivatives contracts with different financial institutions. The Company has margin facilities with each financial institution in order to regulate the mutual exposure produced by changes in the market valuation of the derivatives.

At the end of 2016, the Company provided US$ 30.2 million in derivative margin guarantees, for cash and stand-by letters of credit. At December 31, 2017, the Company had provided US$ 16.4 million in guarantees for Cash and cash equivalent and stand-by letters of credit. The decrease was due at: i) maturity of hedge contracts, ii) acquire of new fuel purchase contracts, and iii) changes in fuel prices, exchange rate and interest rates.

3.2.	Capital risk management

The Company’s objectives, with respect to the management of capital, are (i) to comply with the restrictions of minimum equity and (ii) to maintain an optimal capital structure.

The Company monitors its contractual obligations and the regulatory limitations in the different countries where the entities of the group are domiciled to assure they meet the limit of minimum net equity, where the most restrictive limitation is to maintain a positive net equity.

Additionally, the Company periodically monitors the short and long term cash flow projections to assure the Company has adequate sources of funding to generate the cash requirement to face its investment and funding future commitments.

The Company international credit rating is the consequence of the Company capacity to face its long terms financing commitments. As of December 31, 2017 the Company has an international long term credit rating of BB- with stable outlook by Standard & Poor’s, a B+ rating with stable outlook by Fitch Ratings and a B1 rating with stable outlook by Moody’s.

3.3.	Estimates of fair value.

At December 31, 2017, the Company maintained financial instruments that should be recorded at fair value. These are grouped into two categories:

1.	Hedge Instruments:

This category includes the following instruments:

-	Interest rate derivative contracts,

-	Fuel derivative contracts,

-	Currency derivative contracts.

2.	Financial Investments:

This category includes the following instruments:

-	Investments in short-term Mutual Funds (cash equivalent),

-	Private investment funds.

The Company has classified the fair value measurement using a hierarchy that reflects the level of information used in the assessment. This hierarchy consists of 3 levels (I) fair value based on quoted prices in active markets for identical assets or liabilities, (II) fair value calculated through valuation methods based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) and (III) fair value based on inputs for the asset or liability that are not based on observable market data.

The fair value of financial instruments traded in active markets, such as investments acquired for trading, is based on quoted market prices at the close of the period using the current price of the buyer. The fair value of financial assets not traded in active markets (derivative contracts) is determined using valuation techniques that maximize use of available market information. Valuation techniques generally used by the Company are quoted market prices of similar instruments and / or estimating the present value of future cash flows using forward price curves of the market at period end.

The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2017				As of December 31, 2016
		Fair value measurements using values				Fair value measurements using values
		considered as				considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets

Cash and cash equivalents	29,658	29,658	-	-	15,522	15,522	-	-
Short-term mutual funds	29,658	29,658	-	-	15,522	15,522	-	-

Other financial assets, current	536,001	473,653	62,348	-	548,402	536,991	11,411	-
Fair value derived interest rate	3,113	-	3,113	-	-	-	-	-
Fair value of fuel derivatives	10,711	-	10,711	-	10,088	-	10,088	-
Fair value derived from foreign currency	48,322	-	48,322	-	1,259	-	1,259	-
Interest accrued since the last payment date of Cross Currency Swap	202	-	202	-	64	-	64	-
Private investment funds	472,232	472,232	-	-	536,991	536,991	-	-
Domestic and foreign bonds	1,421	1,421	-	-	-	-	-	-

Other financial assets, not current	519	-	519	-	-	-	-	-
Fair value derived from foreign currency	519	-	519	-	-	-	-	-

Liabilities

Other financial liabilities, current	12,200	-	12,200	-	24,881	-	24,881	-
Fair value of interest rate derivatives	8,919	-	8,919	-	9,579	-	9,579	-
Fair value of foreign currency derivatives	2,092	-	2,092	-	13,155	-	13,155	-
Interest accrued since the last payment date of Currency Swap	1,189	-	1,189	-	2,147	-	2,147	-

Other financial liabilities, non current	2,617	-	2,617	-	6,679	-	6,679	-
Fair value of interest rate derivatives	2,617	-	2,617	-	6,679	-	6,679	-

Additionally, at December 31, 2017, the Company has financial instruments which are not recorded at fair value. In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2017		As of December 31, 2016
	Book	Fair	Book	Fair
	value	value	value	value
	ThUS$	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	1,112,346	1,112,346	933,805	933,805
Cash on hand	8,562	8,562	8,630	8,630
Bank balance	330,430	330,430	255,746	255,746
Overnight	239,292	239,292	295,060	295,060
Time deposits	534,062	534,062	374,369	374,369
Other financial assets, current	23,918	23,918	164,426	164,426
Other financial assets	23,918	23,918	164,426	164,426
Trade debtors, other accounts receivable and Current accounts receivable	1,214,050	1,214,050	1,107,889	1,107,889
Accounts receivable from entities related, current	2,582	2,582	554	554
Other financial assets, not current	87,571	87,571	102,125	102,125
Accounts receivable, non-current	6,891	6,891	8,254	8,254

Other current financial liabilities	1,288,749	1,499,495	1,814,647	2,022,290
Accounts payable for trade and other accounts payable, current	1,695,202	1,695,202	1,593,068	1,593,068
Accounts payable to entities related, current	760	760	269	269
Other financial liabilities, not current	6,602,891	6,738,872	6,790,273	6,970,375
Accounts payable, not current	498,832	498,832	359,391	359,391

The book values of accounts receivable and payable are assumed to approximate their fair values, due to their short-term nature. In the case of cash on hand, bank balances, overnight, time deposits and accounts payable, non-current, fair value approximates their carrying values.

The fair value of other financial liabilities is estimated by discounting the future contractual cash flows at the current market interest rate for similar financial instruments (Level II). In the case of Other financial assets, the valuation was performed according to market prices at period end.